Comprehensive Income	12 Months Ended
Dec. 31, 2017
Comprehensive Income
 COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants except for AEPTCo. AEPTCo does not have any components of other comprehensive income for any period presented in the financial statements.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2017, 2016 and 2015.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 for additional details.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)
Change in Fair Value Recognized in AOCI	(20.4)	1.6	3.5	—	86.5	71.2
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(5.6)	—	—	—	—	(5.6)
Purchased Electricity for Resale	28.8	—	—	—	—	28.8
Interest Expense	—	1.5	—	—	—	1.5
Amortization of Prior Service Cost (Credit)	—	—	—	(19.6)	—	(19.6)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	23.2	1.5	—	1.7	—	26.4
Income Tax (Expense) Credit	8.1	0.4	—	0.6	—	9.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15.1	1.1	—	1.1	—	17.3
Net Current Period Other Comprehensive Income (Loss)	(5.3)	2.7	3.5	1.1	86.5	88.5
Balance in AOCI as of December 31, 2017	$(28.4)	$(13.0)	$11.9	$141.6	$(179.9)	$(67.8)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale	16.4	—	—	—	—	16.4
Interest Expense	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains)/Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Credit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(48.1)	—	—	—	—	(48.1)
Purchased Electricity for Resale	29.1	—	—	—	—	29.1
Interest Expense	—	2.9	—	—	—	2.9
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	2.9	—	1.8	—	(14.3)
Income Tax (Expense) Credit	(6.6)	1.0	—	0.6	—	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Balance in AOCI as of Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP Texas
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(5.4)	$4.2	$(13.7)	$(14.9)
Change in Fair Value Recognized in AOCI	—	—	1.1	1.1
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	1.3	—	—	1.3
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains)/Losses	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.3	0.4	—	1.7
Income Tax (Expense) Credit	0.4	0.1	—	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.9	0.3	—	1.2
Net Current Period Other Comprehensive Income (Loss)	0.9	0.3	1.1	2.3
Balance in AOCI as of December 31, 2017	$(4.5)	$4.5	$(12.6)	$(12.6)

AEP Texas
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(6.5)	$3.9	$(14.6)	$(17.2)
Change in Fair Value Recognized in AOCI	(0.1)	—	0.9	0.8
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	1.8	—	—	1.8
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains)/Losses	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	0.4	—	2.2
Income Tax (Expense) Credit	0.6	0.1	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	0.3	—	1.5
Net Current Period Other Comprehensive Income (Loss)	1.1	0.3	0.9	2.3
Balance in AOCI as of December 31, 2016	$(5.4)	$4.2	$(13.7)	$(14.9)

AEP Texas
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$(7.7)	$3.6	$(14.8)	$(18.9)
Change in Fair Value Recognized in AOCI	(0.1)	—	0.2	0.1
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	1.9	—	—	1.9
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains)/Losses	—	0.6	—	0.6
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.9	0.5	—	2.4
Income Tax (Expense) Credit	0.6	0.2	—	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.3	0.3	—	1.6
Net Current Period Other Comprehensive Income (Loss)	1.2	0.3	0.2	1.7
Balance in AOCI as of December 31, 2015	$(6.5)	$3.9	$(14.6)	$(17.2)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$2.9	$16.0	$(27.3)	$(8.4)
Change in Fair Value Recognized in AOCI	—	—	11.6	11.6
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	(5.2)	—	(5.2)
Amortization of Actuarial (Gains)/Losses	—	3.4	—	3.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.1)	(1.8)	—	(2.9)
Income Tax (Expense) Credit	(0.4)	(0.6)	—	(1.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.7)	(1.2)	—	(1.9)
Net Current Period Other Comprehensive Income (Loss)	(0.7)	(1.2)	11.6	9.7
Balance in AOCI as of December 31, 2017	$2.2	$14.8	$(15.7)	$1.3

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Credit	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Income (Loss)	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$2.9	$16.0	$(27.3)	$(8.4)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	(5.7)	(5.7)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	(0.4)	—	—	(0.4)
Amortization of Prior Service Cost (Credit)	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	2.3	—	2.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(2.8)	—	(3.2)
Income Tax (Expense) Credit	(0.1)	(1.0)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Income (Loss)	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$3.6	$17.4	$(23.8)	$(2.8)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(12.0)	$5.1	$(9.3)	$(16.2)
Change in Fair Value Recognized in AOCI	—	—	2.8	2.8
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.0	—	—	2.0
Income Tax (Expense) Credit	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	1.3	—	2.8	4.1
Balance in AOCI as of December 31, 2017	$(10.7)	$5.1	$(6.5)	$(12.1)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.0	—	—	2.0
Income Tax (Expense) Credit	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$(12.0)	$5.1	$(9.3)	$(16.2)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	1.7	—	—	1.7
Amortization of Prior Service Cost (Credit)	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	—	—	1.7
Income Tax (Expense) Credit	0.6	—	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$(13.3)	$5.1	$(8.5)	$(16.7)

OPCo
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2017

		Cash Flow Hedge -
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2016	$3.0
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense	(1.7)
	Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.7)
	Income Tax (Expense) Credit	(0.6)
	Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.1)
	Net Current Period Other Comprehensive Income (Loss)	(1.1)
	Balance in AOCI as of December 31, 2017	$1.9

OPCo
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2016

		Cash Flow Hedge -
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2015	$4.3
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense	(1.9)
	Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.9)
	Income Tax (Expense) Credit	(0.6)
	Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)
	Net Current Period Other Comprehensive Income (Loss)	(1.3)
	Balance in AOCI as of December 31, 2016	$3.0

OPCo
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2015

		Cash Flow Hedge -
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2014	$5.6
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense	(2.0)
	Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)
	Income Tax (Expense) Credit	(0.7)
	Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)
	Net Current Period Other Comprehensive Income (Loss)	(1.3)
	Balance in AOCI as of December 31, 2015	$4.3

PSO
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2017

		Cash Flow Hedge -
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2016	$3.4
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense	(1.3)
	Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.3)
	Income Tax (Expense) Credit	(0.5)
	Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)
	Net Current Period Other Comprehensive Income (Loss)	(0.8)
	Balance in AOCI as of December 31, 2017	$2.6

PSO
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2016

		Cash Flow Hedge -
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2015	$4.2
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense	(1.2)
	Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)
	Income Tax (Expense) Credit	(0.4)
	Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)
	Net Current Period Other Comprehensive Income (Loss)	(0.8)
	Balance in AOCI as of December 31, 2016	$3.4

PSO
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2015

		Cash Flow Hedge -
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2014	$5.0
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense	(1.2)
	Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)
	Income Tax (Expense) Credit	(0.4)
	Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)
	Net Current Period Other Comprehensive Income (Loss)	(0.8)
	Balance in AOCI as of December 31, 2015	$4.2

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(7.4)	$1.9	$(3.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	4.7	4.7
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	2.2	—	—	2.2
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Amortization of Actuarial (Gains)/Losses	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.2	(1.1)	—	1.1
Income Tax (Expense) Credit	0.8	(0.4)	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.4	(0.7)	—	0.7
Net Current Period Other Comprehensive Income (Loss)	1.4	(0.7)	4.7	5.4
Balance in AOCI as of December 31, 2017	$(6.0)	$1.2	$0.8	$(4.0)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains)/Losses	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.7	(1.1)	—	1.6
Income Tax (Expense) Credit	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$(7.4)	$1.9	$(3.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge -	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	(2.9)	(2.9)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	3.1	—	—	3.1
Amortization of Prior Service Cost (Credit)	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	(1.5)	—	1.6
Income Tax (Expense) Credit	1.1	(0.5)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$(9.1)	$2.6	$(2.9)	$(9.4)